Capital and Funding - Summary of Financial Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018	[3]	Jan. 01, 2018 [3]	Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Bank loans and overdrafts, Current	[1],[2]	€ 390		€ 525
Bonds and other loans, Current	[2]	3,677		2,422
Lease liabilities,Current	[2]	383		390
Derivatives, Current	[2]	116		127
Other financial liabilities, Current	[2]	125		149
Current financial liabilities		4,691	[2],[4]	3,613	[2],[4]	€ 8,378
Bank loans and overdrafts, Non-current	[1],[2]	463		289
Bonds and other loans, Non-current	[2]	21,355		20,969
Lease liabilities,Non-current	[2]	1,536		1,591
Derivatives, Non-current	[2]	154		275
Other financial liabilities, Non-current	[2]	58		1
Non-current financial liabilities		23,566	[2],[4]	23,125	[2],[4]	€ 18,039
Bank loans and overdrafts	[1],[2]	853		814
Bonds and other loans	[2]	25,032		23,391
Lease liabilities	[2]	1,919		1,981
Derivatives	[2]	270		402
Other financial liabilities	[2]	183		150
Financial liabilities		€ 28,257	[2],[4]	€ 26,738	[2],[4]		€ 26,417

[1]	Financial liabilities include €Nil million (2018: €5 million) of secured liabilities.
[2]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[3]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[4]	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan and Italy refer to note 21.